Document and Entity Information	Mar. 08, 2021
Cover [Abstract]
Entity Registrant Name	TEGNA INC
Amendment Flag	true
Entity Central Index Key	0000039899
Document Type	8-K/A
Document Period End Date	Mar. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-6961
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 9, 2021, TEGNA Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) with the Securities and Exchange Commission, attaching as Exhibit 99.1 thereto a letter to Company stakeholders from the Chairman of the Board of Directors of the Company (the “Board”) and the Chairman of the Nominating and Governance Committee of the Board, on behalf of the Board (the “Board Letter”). The Company is filing this Amendment No. 1 (the “Amendment”) to the Original Filing solely for the purpose of correcting an administrative error with respect to one metric included in the Board Letter. Specifically, the Board Letter mistakenly included the percentage of the Company’s Executive Leadership Team who are African American (22%) where it referenced the percentage of Officers and Managers, inclusive of the Executive Leadership Team, who are African American, which is 15.8%. The updated Board Letter attached as Exhibit 99.1 hereto (the “Updated Board Letter”) corrects this error, as provided on page 2 therein. Except as set forth above and in the Updated Board Letter, this Amendment does not otherwise amend or update any information or exhibits originally set forth in or filed with the Original Filing. This Amendment speaks as of the original filing date of the Original Filing, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Filing, except as otherwise set forth in this Amendment.